Voisey's Bay property	12 Months Ended
Dec. 31, 2011
Voisey's Bay property [Text Block]
6.	Voisey's Bay property

The Company has entered into an agreement dated July 27, 2010 (the “Purchase of Options Right Agreement”) with JAL Exploration Inc. (“JAL”) pursuant to which the Company has purchased the right (the “Right”) to enter into a subsequent option agreement (the “Option Agreement”) and obtain two property options (the “Options”) relating to three mineral rights licenses comprising 200 claims and approximately 5,000 hectares located on the east coast of northern Labrador, Canada known as the Voisey’s Bay West Property (the “Property”). JAL is owned by a minority shareholder of the Company.

The Right

The Right, if exercised by the Company, allows the Company the opportunity to enter into the Option Agreement, with the Option Agreement providing the Company options to acquire up to an undivided 80% interest in the Property, subject to a 2% NSR. The Company is to pay the purchase price for the Right by:

1.	Paying US$30,000 at the signing of the Purchase of Options Right Agreement, or by no later than July 27, 2010 (which payment has been made);
2.	Issuing 3,000,000 common shares of the Company (the “Shares”) by July 30, 2010 (which shares have been issued;
3.	Paying US$30,000 by August 15, 2010 (which payment has been made);
4.	Paying US$40,000 by August 31, 2010 (which payment has been made);
5.	Spending no less than US$150,000 in exploration expenditures on the Property by December 31, 2010;
6.	Reimbursing JAL for its expenses incurred in the application for the approval of the 2010 work program.

At any time after the completion of the purchase of the Right described above, which purchase is a firm commitment, but by no later than March 4, 2011, the Company may elect to exercise the Right and thereby enter into the Option Agreement with JAL for a further payment of US$25,000. On March 3, 2011 the Company paid the $25,000 and exercised its right to enter into the Option Agreement.

During 2011, the Company acquired from JAL an additional license comprising of 188 mineral claims adjacent to the Company's Voisey's Bay West Property located on the east coast of North Labrador, Canada.

The Company's acquisition of the additional License has increased the Company's land position under option at the Property from 200 to 388 claims and the Property now covers an area of approximately 9,700 hectares ( 23,969 acres).

On March 4, 2011 the Company reached an agreement to amend the terms of its option agreement with JAL to acquire two property options relating to four mineral rights licenses comprising 388 claims and approximately 9,700 hectares (the “Option Agreement”).

The Options

Pursuant to the terms of the amended Option Agreement, the conditions for acquiring the first of the two phases of the Options (the “First Option”) have been changed such that now the Company may exercise the First Option by, among other things:

1.	issuing to JAL, upon entry into the Option Agreement, 3,000,000 common shares of the Company (“Shares”) (this has been completed);
2.	paying JAL a total of US$240,000 by December 31, 2014;
3.	issuing to JAL an additional 10,000,000 Shares by December 31, 2014;
4.	spending no less than US$4,000,000 in exploration expenditures on the Property by December 31, 2014;
5.

issuing an amount of Shares to JAL that is equal to 10% of the then issued and outstanding capital of the Company within five business days of such election or deemed election of the First Option (and by not later than March 31, 2015);

6.	causing a pre-feasibility report pertaining to the Property to be prepared by June 30, 2015; and
7.	causing the Shares to be listed on either the Canadian National Stock Exchange, the Toronto Stock Exchange or the TSX Venture Exchange by February 28, 2013.

Once the Company has exercised the First Option it may then choose to proceed with phase two (the “Second Option”), whereby the Company will acquire a further 25% interest (for an aggregate 80% interest) in the Property. Under the amended Option Agreement, the Company may exercise the Second Option by, among other things:

1.	paying JAL a total of US$400,000 by July 31, 2017;
2.	issuing to JAL an additional 10,000,000 Shares by July 31, 2016;
3.

issuing to JAL an amount of Shares equal to 10% of the then issued and outstanding capital of the Company within five business days of the notice of election of the Second Option (and by not later than December 31, 2017);

4.	causing a feasibility report pertaining to the Property to be prepared by December 31, 2017; and
5.	arranging for a semi-carried financing relating to the further development of the Property by December 31, 2017 whereby the funding is advanced to JAL by March 31, 2019.

In addition, the Company and JAL agreed in the amended Option Agreement that in the event of one or more deposits being located or discovered on the Property, the most significant of the deposits will be named the “Alec Deposit”, in memory of the late Alec Lenec whose persistence and belief in the Property led to its continued exploration. Also, the parties further agreed that should the Property be commercially mined, the mine itself will be named the “Alec Mine” in further honour of Alec.

The Option Agreement has been amended to account for the increase in the Company’s land position, as detailed above.

Pursuant to the amended Option Agreement, the Company is required to issue to JAL 2,000,000 common shares of the Company as one of the conditions to allow it to exercise the first phase of the amended Option Agreement. Subsequent to the year end, the Company issued 2,000,000 common shares to JAL.